LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES
NOTE 7	-	LEASES

The Company have entered into several non-cancelable operating lease agreements for real estate (mainly offices, warehouse and base stations), vehicles and certain network equipment. In addition to rent, the leases may require payment of maintenance, insurance and other operating expenses.  The Company's leases have original lease periods expiring between 2025 and 2029. Payments due under such lease contracts include primarily fixed payments. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement (or become as such in future date). The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of annual lease costs, lease term and discount rate are as follows:

	US dollars
	December 31,
(in thousands)	2024	2023

Operating annual lease cost Cost:
Office and warehouse space	2,178	2,129
Base stations	1,187	1,206
Vehicle	112	51
Others	107	16
	3,584	3,402

Weighted Average Remaining Lease Term (years):
Office space	4.1	5.1
Base stations	2.1	2.9
Vehicle	1.3	1.9
Others	4.4	2.0

Weighted Average Discount Rate (%):
Office space	6.13	6.35
Base stations	7.95	8.38
Vehicle	10.30	10.49
Others	6.50	7.33

The leasing fees expense in each of the years ended December 31, 2024, 2023 and 2022, were US$ 3.6 million, US$ 3.4 million and US$ 3.3 million, respectively.

Supplemental cash flow information related to operating leases was as follows:

US dollars
Year Ended
(in thousand)	December 31, 2024

Cash paid for amounts included in the measurement of lease liabilities:	3,584
Operating cash flows from operating leases

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31, 2024:

US dollars
(in thousands)	December 31, 2024

Period:
2025	3,481
2026	2,352
2027	1,731
2028	1,714
2029	1,100
Thereafter	128
Total operating lease payments	10,506
Less: imputed interest	(1,559)
Present value of lease liabilities (*)	8,947

(*) An amount of US$ 3,385 thousands presented in short-term liabilities and US$ 5,562 presented in long-term liabilities.